Note 10 - Short Term Debt (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 10 - Short Term Debt Details
4% unsecured debenture, due June 7, 2012, Currently in default	$ 35,000	$ 35,000	$ 35,000